CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($) variable_interest_entity	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	25
Estimated residual values of leased property (un-guaranteed)	$ 213,901	$ 195,238
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	1
Carrying value of vessels	$ 20,200
Unearned lease income	800
Estimated residual values of leased property (un-guaranteed)	4,000
Outstanding loan balance	6,000
Outstanding loan balance, current portion	$ 0
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	24
Carrying value of vessels	$ 564,900
Outstanding loan balance	250,300
Outstanding loan balance, current portion	$ 13,900